22. Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 18,302	$ 18,822	$ 18,602
Geographical analysis of long-lived assets	773	811
The PRC
Revenue	9,327	10,950	12,392
Geographical analysis of long-lived assets	272	279
Hong Kong
Revenue	8,726	6,177	5,919
Geographical analysis of long-lived assets	501	532
Others
Revenue	$ 249	$ 1,695	$ 291